UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Stockholders.

(a)

Otter Creek Long/Short Opportunity Fund
Investor Class | OTCRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.80%
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
During the 12-month period ended October 31, 2024, the fund posted positive returns as the public markets experienced a period of strong returns driven by corporate earnings and excess liquidity.
The funds’ overweight exposure to information technology and industrials were the main drivers of performance as investors began to focus on the transformational effects of Artificial Intelligence (A.I.). We were fortunate to be early investors in the transformation of the electrical grid, data centers and areas that benefit from the secular tailwind.
Tactically as we end the year, we have begun to reduce our exposure to hardware-related opportunities and are focusing our attention on opportunities that may benefit from A.I. that currently are misunderstood or underestimated.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	21.19	6.58	4.45
60 S&P 500 /40 Bloomberg Aggregate Blend	26.44	9.13	8.52
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend	23.17	7.45	7.20
Visit https://www.ottercreekfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Otter Creek Long/Short Opportunity Fund	PAGE 1	TSR-AR-74316J334

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,021,032
Number of Holdings	66
Net Advisory Fee	$1,732,336
Portfolio Turnover	237%
Visit https://www.ottercreekfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Parsons Corp.	5.3%
Vertiv Holdings Co.	5.3%
Meta Platforms, Inc.	5.2%
Coherent Corp.	4.8%
Tetra Tech, Inc.	4.4%
Quanta Services, Inc.	4.3%
Amazon.com, Inc.	4.2%
Baldwin Insurance Group, Inc.	4.0%
Alphabet, Inc.	4.0%
Fiserv, Inc.	3.9%

Top Sectors	(% of Net Assets)
Technology	22.5%
Industrials	19.9%
Financials	17.7%
Communications	9.3%
Health Care	4.9%
Industrial	0.0%
Materials	-1.0%
Consumer Discretionary	-4.4%
Consumer Staples	-5.0%
Cash & Other	36.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ottercreekfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Otter Creek Advisors, LLC documents not be householded, please contact Otter Creek Advisors, LLC at (855) 681-5261, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Otter Creek Advisors, LLC or your financial intermediary.
Otter Creek Long/Short Opportunity Fund	PAGE 2	TSR-AR-74316J334

Otter Creek Long/Short Opportunity Fund
Institutional Class | OTTRX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.55%
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
During the 12-month period ended October 31, 2024, the fund posted positive returns as the public markets experienced a period of strong returns driven by corporate earnings and excess liquidity.
The funds’ overweight exposure to information technology and industrials were the main drivers of performance as investors began to focus on the transformational effects of Artificial Intelligence (A.I.). We were fortunate to be early investors in the transformation of the electrical grid, data centers and areas that benefit from the secular tailwind.
Tactically as we end the year, we have begun to reduce our exposure to hardware-related opportunities and are focusing our attention on opportunities that may benefit from A.I. that currently are misunderstood or underestimated.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	21.45	6.85	4.71
60 S&P 500 /40 Bloomberg Aggregate Blend	26.44	9.13	8.52
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend	23.17	7.45	7.20
Visit https://www.ottercreekfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Otter Creek Long/Short Opportunity Fund	PAGE 1	TSR-AR-74316J342

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,021,032
Number of Holdings	66
Net Advisory Fee	$1,732,336
Portfolio Turnover	237%
Visit https://www.ottercreekfunds.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Parsons Corp.	5.3%
Vertiv Holdings Co.	5.3%
Meta Platforms, Inc.	5.2%
Coherent Corp.	4.8%
Tetra Tech, Inc.	4.4%
Quanta Services, Inc.	4.3%
Amazon.com, Inc.	4.2%
Baldwin Insurance Group, Inc.	4.0%
Alphabet, Inc.	4.0%
Fiserv, Inc.	3.9%

Top Sectors	(% of Net Assets)
Technology	22.5%
Industrials	19.9%
Financials	17.7%
Communications	9.3%
Health Care	4.9%
Industrial	0.0%
Materials	-1.0%
Consumer Discretionary	-4.4%
Consumer Staples	-5.0%
Cash & Other	36.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ottercreekfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Otter Creek Advisors, LLC documents not be householded, please contact Otter Creek Advisors, LLC at (855) 681-5261, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Otter Creek Advisors, LLC or your financial intermediary.
Otter Creek Long/Short Opportunity Fund	PAGE 2	TSR-AR-74316J342

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Otter Creek Long/Short Opportunity Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit Fees	$21,200	$21,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Otter Creek Long/Short Opportunity Fund

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Otter Creek Long/Short Opportunity Fund

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Otter Creek Long/Short Opportunity Fund
Investor Class
(OTCRX)
Institutional Class
(OTTRX)
Core Financial Statements
October 31, 2024

Otter Creek Long/Short Opportunity Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 101.6%
Aerospace & Defense - 7.4%
L3Harris Technologies, Inc.	12,505	$3,094,612
Parsons Corp.(a)	74,600	8,068,736
		11,163,348
Application Software - 12.0%
Aspen Technology, Inc.(a)	20,581	4,830,978
Dynatrace, Inc.(a)	89,001	4,788,254
Microsoft Corp.	13,199	5,363,414
PTC, Inc.(a)	17,258	3,198,425
		18,181,071
Construction & Engineering - 4.3%
Quanta Services, Inc.	21,575	6,507,667
Electrical Components & Equipment - 12.9%
Eaton Corp. PLC	13,960	4,628,857
Hubbell, Inc.	10,738	4,585,448
NEXTracker, Inc. - Class A(a)	57,776	2,300,640
Vertiv Holdings Co. - Class A	72,490	7,922,432
		19,437,377
Electronic Components - 7.1%
Coherent Corp.(a)	78,633	7,268,834
Corning, Inc.	73,564	3,500,911
		10,769,745
Electronic Manufacturing Services - 1.8%
Flex Ltd.(a)	79,200	2,745,864
Environmental & Facilities Services - 8.9%
Clean Harbors, Inc.(a)	14,494	3,351,882
Tetra Tech, Inc.	135,635	6,629,839
Veralto Corp.	33,640	3,437,672
		13,419,393
Financial Exchanges & Data - 3.2%
Intercontinental Exchange, Inc.	30,633	4,774,766
Industrial Conglomerates - 8.5%
3M Co.	33,396	4,290,384
GE HealthCare Technologies, Inc.	49,845	4,353,961
General Electric Co.	24,734	4,248,806
		12,893,151
Insurance Brokers - 9.7%
Arthur J Gallagher & Co.	17,200	4,836,640
Baldwin Insurance Group, Inc. - Class A(a)	132,194	6,115,294
Brown & Brown, Inc.	35,500	3,714,720
		14,666,654
Interactive Media & Services - 5.3%
Meta Platforms, Inc. - Class A	13,944	7,914,336
Internet Retail - 4.2%
Amazon.com, Inc.(a)	34,062	6,349,157

		Shares	Value
Internet Software & Services - 4.0%
Alphabet, Inc. - Class A		35,183	$6,020,163
Life Sciences Tools & Services - 2.0%
Avantor, Inc.(a)		131,214	2,935,257
Property & Casualty Insurance - 3.5%
W R Berkley Corp.		93,050	5,319,669
Semiconductors - 2.9%
Broadcom, Inc.		25,910	4,398,741
Transaction & Payment Processing - 3.9%
Fiserv, Inc.(a)		29,627	5,863,183
TOTAL COMMON STOCKS (Cost $121,531,219)			153,359,542
	Notional Amount	Contracts
TOTAL MISCELLANEOUS SECURITIES - 0.0%(b)(c)(d) (Cost $407,176)	$6,557,400	600	52,500
		Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
MSILF Treasury Portfolio - Class Institutional, 4.71%(e)		1,486,880	1,486,880
TOTAL SHORT-TERM INVESTMENTS (Cost $1,486,880)			1,486,880
TOTAL INVESTMENTS - 102.6% (Cost $123,425,275)			$154,898,922
Liabilities in Excess of Other Assets - (2.6)%			(3,877,890)
TOTAL NET ASSETS - 100.0%			$151,021,032

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Otter Creek Long/Short Opportunity Fund
Schedule of Securities Sold Short
October 31, 2024

	Shares	Value
COMMON STOCKS - (37.7)%
Apparel, Accessories & Luxury - (1.4)%
Columbia Sportswear Co.	(27,100)	$(2,180,737)
Application Software - (2.6)%
Cadence Design Systems, Inc.	(5,600)	(1,546,272)
Fair Isaac Corp.	(800)	(1,594,488)
Samsara, Inc. - Class A	(16,000)	(764,640)
		(3,905,400)
Building Products - (1.0)%
Simpson Manufacturing Co., Inc.	(8,413)	(1,512,573)
Construction & Engineering - (1.0)%
Comfort Systems USA, Inc.	(3,928)	(1,536,005)
Diversified Support Services - (1.0)%
Cintas Corp.	(7,500)	(1,543,575)
Electrical Components & Equipment - (1.6)%
Rockwell Automation, Inc.	(9,310)	(2,483,070)
Electronic Components - (1.0)%
Littelfuse, Inc.	(6,000)	(1,467,780)
Financial Exchanges & Data - (1.0)%
MSCI, Inc.	(2,500)	(1,428,000)
Food & Beverage - (1.5)%
Anheuser-Busch InBev SA/NV - ADR	(38,500)	(2,285,745)
Footwear - (1.0)%
Deckers Outdoor Corp.	(9,000)	(1,448,010)
Home Furnishing Retail - (1.0)%
Tempur Sealy International, Inc.	(31,932)	(1,529,862)
Home Improvement Retail - (1.9)%
Floor & Decor Holdings, Inc. - Class A	(13,159)	(1,356,035)
Lowe’s Cos., Inc.	(5,800)	(1,518,614)
		(2,874,649)
Hypermarkets & Super Centers - (2.0)%
Costco Wholesale Corp.	(1,700)	(1,486,106)
Wal-Mart Stores, Inc.	(19,000)	(1,557,050)
		(3,043,156)
Industrial Machinery - (1.7)%
Snap-on, Inc.	(7,600)	(2,508,988)
Industrial Machinery & Supplies - (1.1)%
Kadant, Inc.	(5,000)	(1,665,300)
Internet Software & Services - (1.0)%
Shopify, Inc. - Class A	(19,000)	(1,485,990)

	Shares	Value
Personal Care Products - (1.5)%
Inter Parfums, Inc.	(18,455)	$(2,234,347)
Regional Banks - (0.5)%
Bank OZK	(16,000)	(700,000)
Research & Consulting Services - (0.8)%
Exponent, Inc.	(13,500)	(1,274,130)
Restaurants - (2.3)%
Chipotle Mexican Grill, Inc.	(36,700)	(2,046,759)
McDonald’s Corp.	(5,035)	(1,470,774)
		(3,517,533)
Semiconductors - (2.9)%
Analog Devices, Inc.	(9,900)	(2,208,789)
Texas Instruments, Inc.	(10,787)	(2,191,487)
		(4,400,276)
Specialty Stores - (1.0)%
Ulta Beauty, Inc.	(3,929)	(1,449,722)
Technology Distributors - (1.2)%
CDW Corp./DE	(9,695)	(1,824,890)
Trading Companies & Distributors - (4.5)%
Fastenal Co.	(39,038)	(3,051,991)
SiteOne Landscape Supply, Inc.	(10,100)	(1,411,374)
Watsco, Inc.	(4,788)	(2,264,772)
		(6,728,137)
Trucking - (1.2)%
Landstar System, Inc.	(10,609)	(1,864,744)
TOTAL COMMON STOCKS (Proceeds $56,757,325)		(56,892,619)
TOTAL SECURITIES SOLD SHORT - (37.7)% (Proceeds $56,757,325)		$(56,892,619)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

2

Otter Creek Long/Short Opportunity Fund
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value	$ 154,898,922
Deposit at broker for securities sold short	54,990,567
Interest receivable	269,646
Receivable for fund shares sold	124,411
Cash	31,590
Dividends receivable	1,496
Prepaid expenses and other assets	474
Total assets	210,317,106
LIABILITIES:
Securities sold short, at value	56,892,619
Payable for investments purchased	2,029,436
Payable to adviser	151,733
Interest payable	48,570
Dividends payable	39,651
Payable for expenses and other liabilities	12,612
Payable for sub-transfer agency fees	26,100
Payable for fund administration and accounting fees	26,083
Payable for audit fees	24,100
Payable for capital shares redeemed	16,961
Payable for printing and mailing	9,061
Payable for transfer agent fees and expenses	7,249
Payable for distribution fees	5,790
Payable for custodian fees	3,365
Payable for compliance fees	2,744
Total liabilities	59,296,074
NET ASSETS	$ 151,021,032
Net Assets Consists of:
Paid-in capital	$119,427,045
Total distributable earnings	31,593,987
Total net assets	$ 151,021,032
Institutional Class
Net assets	$147,000,118
Shares issued and outstanding(a)	9,712,831
Net asset value per share	$15.13
Investor Class
Net assets	$4,020,914
Shares issued and outstanding(a)	270,263
Net asset value per share	$14.88
Cost:
Investments, at cost	$ 123,425,275
PROCEEDS:
Securities sold short proceeds	$56,757,325

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Otter Creek Long/Short Opportunity Fund
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$1,103,819
Less: Dividend withholding taxes	(313)
Interest income	3,557,014
Other income	690
Total investment income	4,661,210
EXPENSES:
Investment advisory fee	1,993,642
Dividends expenses	748,968
Fund administration and accounting fees	182,596
Sub-transfer agency fees	139,475
Federal and state registration fees	38,840
Transfer agent fees	37,928
Other expenses and fees	34,981
Audit fees	25,700
Trustees’ fees	24,002
Custodian fees	19,606
Compliance fees	18,980
Reports to shareholders	18,834
Legal fees	15,718
Distribution expenses - Investor Class	9,991
Income tax expense	7,228
Total expenses	3,316,489
Expense reimbursement by Adviser	(261,306)
Net expenses	3,055,183
NET INVESTMENT INCOME	1,606,027
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	16,424,232
Securities sold short	(14,140,782)
Net realized gain	2,283,450
Net change in unrealized appreciation/(depreciation) on:
Investments	27,395,054
Securities sold short	(2,669,078)
Net change in unrealized appreciation	24,725,976
Net realized and unrealized gain	27,009,426
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,615,453

The accompanying notes are an integral part of these financial statements.

4

Otter Creek Long/Short Opportunity Fund
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$1,606,027	$4,516,837
Net realized gain	2,283,450	3,915,195
Net change in unrealized appreciation/(depreciation)	24,725,976	(4,634,487)
Net increase in net assets from operations	28,615,453	3,797,545
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(4,316,227)	(12,831,890)
Distributions to shareholders - Investor Class	(125,578)	(425,403)
Total distributions to shareholders	(4,441,805)	(13,257,293)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	30,549,119	34,908,972
Reinvestments - Institutional Class	4,152,831	12,429,594
Redemptions - Institutional Class	(49,374,627)	(84,701,689)
Redemption fees - Institutional Class	173	684
Subscriptions - Investor Class	964,386	2,496,128
Reinvestments - Investor Class	123,947	418,852
Redemptions - Investor Class	(2,244,737)	(4,590,991)
Redemption fees - Investor Class	600	24
Net decrease in net assets from capital transactions	(15,828,308)	(39,038,426)
NET INCREASE (DECREASE) IN NET ASSETS	8,345,340	(48,498,174)
NET ASSETS:
Beginning of the year	142,675,692	191,173,866
End of the year	$ 151,021,032	$ 142,675,692
SHARES TRANSACTIONS
Subscriptions - Institutional Class	2,192,856	2,708,033
Reinvestments - Institutional Class	326,480	980,252
Redemptions - Institutional Class	(3,543,208)	(6,786,406)
Subscriptions - Investor Class	68,157	200,677
Reinvestments - Investor Class	9,884	33,535
Redemptions - Investor Class	(167,677)	(374,079)
Total decrease in shares outstanding	(1,113,508)	(3,237,988)

The accompanying notes are an integral part of these financial statements.

5

Otter Creek Long/Short Opportunity Fund
Financial Highlights
Institutional Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.86	$13.34	$14.27	$12.70	$12.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.34	0.09	0.17	0.20
Net realized and unrealized gain (loss) on investments(b)	2.53	0.07	(0.70)	1.67	(0.05)
Total from investment operations	2.68	0.41	(0.61)	1.84	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.13)	(0.10)	(0.27)	(0.00)(c)
Net realized gains	—	(0.76)	(0.22)	—	—
Total distributions	(0.41)	(0.89)	(0.32)	(0.27)	(0.00)(c)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$15.13	$12.86	$13.34	$14.27	$12.70
Total return	21.45%	3.24%	−4.41%	14.83%	1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$147,000	$138,126	$184,615	$137,520	$116,654
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.24%	2.13%	2.15%	1.95%	2.07%
After expense reimbursement/recoupment	2.06%	1.97%	2.03%	1.81%	1.77%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.51%	0.42%	0.48%	0.26%	0.22%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets	1.09%	2.67%	0.68%	1.25%	1.60%
Portfolio turnover rate	237%	303%	253%	101%	136%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

Otter Creek Long/Short Opportunity Fund
Financial Highlights
Investor Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.64	$13.12	$14.05	$12.50	$12.38
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.30	0.05	0.14	0.16
Net realized and unrealized gain (loss) on investments(b)	2.49	0.07	(0.68)	1.64	(0.04)
Total from investment operations	2.61	0.37	(0.63)	1.78	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.09)	(0.08)	(0.23)	—
Net realized gains	—	(0.76)	(0.22)	—	—
Total distributions	(0.37)	(0.85)	(0.30)	(0.23)	—
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$14.88	$12.64	$13.12	$14.05	$12.50
Total return	21.19%	2.92%	−4.60%	14.48%	0.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,021	$4,550	$6,559	$7,331	$6,073
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.48%	2.38%	2.39%	2.20%	2.33%
After expense reimbursement/recoupment	2.31%	2.22%	2.26%	2.06%	2.03%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.51%	0.42%	0.46%	0.26%	0.23%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets	0.92%	2.42%	0.36%	0.99%	1.38%
Portfolio turnover rate	237%	303%	253%	101%	136%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

7

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on December 30, 2013.
The Fund currently offers two classes of shares: Investor Class and Institutional Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Fund’s objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Otter Creek Advisors, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

8

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of October 31, 2024. See the Schedules of Investments and Securities Sold Short for industry breakouts.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$153,359,542	$—	$—	$153,359,542
Short-Term Investments	1,486,880	—	—	1,486,880
Miscellaneous Securities	—	52,500	—	52,500
Total Investments in Securities	$ 154,846,422	$52,500	$—	$154,898,922
Securities Sold Short
Common Stocks	$56,892,619	$—	$—	$56,892,619
Total Securities Sold Short	$56,892,619	$—	$—	$56,892,619

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Fund may invest in options on equities, debt and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.
Rule 18f-4 imposes limits on the derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and

9

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivative Risk Manager.
Statement of Assets and Liabilities
Values of derivative instruments as of October 31, 2024:

	Asset Derivatives as of October 31, 2024		Liability Derivatives as of October 31, 2024
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:
Put Options Purchased	Investments in securities, at value	$52,500	None	$ —
Total		$ 52,500		$—

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:

Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts:
Put Options Purchased	Realized and unrealized gain (loss) on investments, securities sold short, & options purchased	$(3,497,608)	$(20,036)
Call Options Purchased	Realized and unrealized gain (loss) on investments, securities sold short, & options written	(123,727)	—
Total		$(3,621,335)	$(20,036)

The average absolute notional value of options purchased during the year ended October 31, 2024, was $28,972,565.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
As of the most recent fiscal year ended October 31, 2024, the Fund did not have late year losses. As of the most recent fiscal year ended October 31, 2024, the Fund had short-term capital loss carry-forwards of $352,734 available for federal income tax purposes, which do not expire and retain their original character.
As of October 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

10

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
C.
Restricted Cash. Restricted cash represents cash committed as collateral for securities sold short. Such cash is isolated from cash held in the Fund’s custody account in the Statement of Assets and Liabilities. See Note 2, part I, for more information on securities sold short.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Securities Sold Short. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such dividend amounts are recorded on the ex-dividend date as a dividend expense.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral is equal to the current market value of the securities sold short.

11

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
J.
Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non- income producing securities.

K.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

L.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, no such adjustments were made.

M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective immediately, the initial minimum investment amount for Institutional Class shares of the Otter Creek Long/Short Opportunity Fund is reduced to $2,500. For further information please refer to https://www.ottercreekfunds.com/.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Otter Creek Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. The Advisor, has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2025, and may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. For the year ended October 31, 2024, the advisory fees incurred are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit the Fund’s annual expense ratio before dividends and interest on short positions and excluding Rule 12b-1 fees and any class-specific expenses to 1.55% of the Fund’s average daily net assets. The contract’s term is indefinite, will remain in effect until at least February 28, 2025, and may be terminated only by the Board. For the year ended October 31, 2024, the fees waived are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.
At October 31, 2024, the Advisor may recapture a portion of the above amount no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

Years of Expiration	Amount
October 31, 2025	$200,754
October 31, 2026	281,304
October 31, 2027	261,306
$743,364

12

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board review and approval.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended October 31, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund’s Investor Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of that class. No distribution fees are paid by the Institutional Class. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Fees paid by the Fund to the Distributor for the year ended October 31, 2024, are disclosed in the Statement of Operations.
The Fund has entered into sub-transfer agent arrangements (“Arrangements”), for sub-transfer agent fees paid to third- party intermediaries, with respect to the Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2024, sub-transfer agent fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2024, were as follows:

Purchases at Cost	Sales/Maturity Proceeds
$336,681,917	$362,265,949

There were no purchases or sales/maturities of long-term U.S. Government securities for the year ended October 31, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended October 31, 2024 and year ended October 31, 2023, was as follows:

	2024	2023
Ordinary income	$4,441,805	$4,607,109
Long-term capital gain[1]	—	8,650,184
	4,441,805	13,257,293

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

13

Otter Creek Long/Short Opportunity Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
As of the year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows2:

Cost of investments	$67,196,846
Gross tax unrealized appreciation	33,790,669
Gross tax unrealized depreciation	(2,981,212)
Gross tax unrealized appreciation (depreciation)	30,809,457
Undistributed ordinary income	1,137,264
Undistributed long-term capital gain	—
Total distributable earnings	1,137,264
Other accumulated gains (losses)	(352,734)
Total distributable (accumulated) earnings (losses)	$ 31,593,987

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the year ended October 31, 2024 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of October 31, 2024	—
Average interest rate	—

Interest expense for the year ended October 31, 2024, is disclosed in the Statement of Operations, if applicable.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of Otter Creek Long/Short Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Otter Creek Long/Short Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 27, 2024

15

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940) considered and ratified the continuance of the Investment Advisory Agreement (the “Advisory Agreement”), between Professionally Managed Portfolios (the “Trust”) and Otter Creek Advisors, LLC (the “Advisor”) for the Otter Creek Long/Short Opportunity Fund (the “Fund”). At this meeting and at a prior meeting held on June 13, 2024, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s ratification of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of the day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan and risk management process. In this regard, the Board considered continued efforts by the Advisor to enhance its compliance oversight, including the devotion of additional resources and expanding the use of third-party consultants to assist in the maintenance of a robust compliance program. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources and investment processes essential to performing its duties under the Advisory Agreement. The Board also concluded that the Advisor’s commitment to enhance its compliance program and procedures reflected a serious commitment from the Advisor to protect the interests of shareholders. The Board therefore concluded that they were satisfied with the nature, overall quality, and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Fund. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks, all for periods ended March 31, 2024 The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks, as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory while others may reflect more significant underlying issues. The Board noted that the Advisor currently does not manage any other funds or separate accounts with a similar strategy.
The Board noted that the Fund underperformed the Morningstar peer group average for the three-year period and outperformed for the one-, five, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-year period and outperformed for the one-, five, and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund has outperformed its primary benchmark for the one-year and ten-year periods, and underperformed for the three-year and five-year periods. When considering performance, the Board took into account that the Fund’s investment goal was to generate non-correlated absolute returns that exceeded risk free rates of return, not to outperform broad-based securities market benchmarks. The Board considered the Advisor’s representations that

16

OTTER CREEK LONG/SHORT OPPORTUNITY FUND
Approval of Investment Advisory Agreement (Unaudited)(Continued)
shareholders in the Fund, almost all of whom were known to the Advisor, understood the Fund’s strategy and specifically sought a fund which offered significantly less volatility than the markets in general. The Board also considered the Advisor’s efforts to improve absolute performance and noted the Fund’s strong performance during periods of enhanced volatility, as would be expected in accordance with the Fund’s strategy.
3. The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds. The Board noted that the Advisor currently does not manage any other funds or separate accounts with a similar strategy.
The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.55% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below that of its peer group average. The Board also considered that the Advisor agreed to continue to temporarily reduce its advisory fee by 0.15% to 1.35% until at least February 28, 2025 and that such waiver will not be removed without prior notice to the Board and cannot be recouped by the Advisor. The Board noted that the Fund’s advisory fee was at the median of its Cohort and above the average of the Cohort. The Board also noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was above the median and average of its Cohort. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund, and considered any additional material benefits derived by the Advisor from their relationship with the Fund, particularly Rule 12b-1 distribution fees for Investor Class shares and benefits received in exchange for “soft dollars” paid to the Advisor. In assessing profitability, the Board considered that a significant portion of allocated Fund expenses was comprised of distributions to the managing members of the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to ratify the continuance of the Advisory Agreement, but rather, the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

17

Otter Creek Long/Short Opportunity Fund
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 27.55%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024, was 14.64%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the fiscal year ended October 31, 2024, was 0.00%.
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.ottercreekfunds.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (855) 681-5261.

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(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/10/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/10/2025

* Print the name and title of each signing officer under his or her signature.